PROPERTY, PLANT AND EQUIPMENT - Summary of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2020
Low | Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (years)	10 years
Low | Machinery, equipment and containers
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (years)	3 years
Low | Cold drink equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (years)	4 years
Low | Vehicle fleet
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (years)	3 years
Low | Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (years)	4 years
High | Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (years)	40 years
High | Machinery, equipment and containers
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (years)	20 years
High | Cold drink equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (years)	12 years
High | Vehicle fleet
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (years)	12 years
High | Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (years)	10 years